Patents - Estimated Future Amortization Expense of Patents (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Finite Lived Intangible Assets Net [Abstract]
2017	$ 20,874
2018	17,941
2019	16,354
2020	15,302
2021	14,566
Estimated future amortization expense of patents	$ 85,037